Restricted Cash	12 Months Ended
Mar. 31, 2018
Miscellaneous assets [abstract]
Restricted Cash

4.	RESTRICTED CASH

Restricted cash represents amounts held in support of exploration permits. The amounts are refundable subject to the consent of regulatory authorities upon the completion of any required reclamation work on the related projects.